SUBSEQUENT EVENTS (Details Narrative) - Market Offerings [Member] $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($) shares
Statement [Line Items]
Issued of common shares at market sale | shares	1,091,425
Proceeds from market sales under prospectus supplement | $	$ 556